Note 9 - Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Property Plant And Equipment [Table Text Block]
	December 31
	2018	2017
Cost
Land	$2,510	$2,510
Buildings	6,066	6,066
Equipment	19,186	19,999
Furniture and fixtures	751	800
Leasehold improvements	2,182	2,247
Transportation equipment	664	622
Property leased to others	4,141	4,274
	35,500	36,518
Accumulated depreciation
Buildings	1,947	1,807
Equipment	18,014	19,261
Furniture and fixtures	735	769
Leasehold improvements	2,064	1,898
Transportation equipment	537	544
Property leased to others	415	323
	23,712	24,602

Property and equipment pending for inspection	1,926	1,839

Total	$13,714	$13,755